RETIREMENT PLANS - Fair Value of Plan Assets (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Pension | United States
Defined Benefit Plan Disclosure
Total	$ 2,292.9	$ 1,981.4	$ 2,226.4
Pension | International Pension
Defined Benefit Plan Disclosure
Total investments at fair value	1,014.2	911.2
Investments measured at NAV	12.9	14.4
Total	1,027.1	925.6	$ 981.1
Pension | International Pension | Level 1
Defined Benefit Plan Disclosure
Total investments at fair value	28.5	27.3
Total	28.5	27.3
Pension | International Pension | Level 2
Defined Benefit Plan Disclosure
Total investments at fair value	985.7	883.9
Total	985.7	883.9
Pension | International Pension | Level 3
Defined Benefit Plan Disclosure
Total	0.0	0.0
Pension | International Pension | Cash
Defined Benefit Plan Disclosure
Total investments at fair value	7.7	7.1
Pension | International Pension | Cash | Level 1
Defined Benefit Plan Disclosure
Total investments at fair value	7.7	7.1
Pension | International Pension | International equity
Defined Benefit Plan Disclosure
Total investments at fair value	418.1	412.1
Pension | International Pension | International equity | Level 2
Defined Benefit Plan Disclosure
Total investments at fair value	418.1	412.1
Pension | International Pension | Corporate bonds
Defined Benefit Plan Disclosure
Total investments at fair value	215.8	170.0
Pension | International Pension | Corporate bonds | Level 1
Defined Benefit Plan Disclosure
Total investments at fair value	8.2	7.9
Pension | International Pension | Corporate bonds | Level 2
Defined Benefit Plan Disclosure
Total investments at fair value	207.6	162.1
Pension | International Pension | Government bonds
Defined Benefit Plan Disclosure
Total investments at fair value	228.4	181.5
Pension | International Pension | Government bonds | Level 1
Defined Benefit Plan Disclosure
Total investments at fair value	12.6	12.3
Pension | International Pension | Government bonds | Level 2
Defined Benefit Plan Disclosure
Total investments at fair value	215.8	169.2
Pension | International Pension | Insurance contracts
Defined Benefit Plan Disclosure
Total investments at fair value	144.2	140.5
Pension | International Pension | Insurance contracts | Level 2
Defined Benefit Plan Disclosure
Total investments at fair value	144.2	140.5
U.S. Pension and Postretirement Health Care Benefits | United States
Defined Benefit Plan Disclosure
Total investments at fair value	1,911.1	1,649.8
Total	2,299.0	1,987.4
U.S. Pension and Postretirement Health Care Benefits | United States | Level 1
Defined Benefit Plan Disclosure
Total investments at fair value	1,910.8	1,649.5
Total	1,910.8	1,649.5
U.S. Pension and Postretirement Health Care Benefits | United States | Level 2
Defined Benefit Plan Disclosure
Total investments at fair value	0.3	0.3
Total	0.3	0.3
U.S. Pension and Postretirement Health Care Benefits | United States | Level 3
Defined Benefit Plan Disclosure
Total	0.0	0.0
U.S. Pension and Postretirement Health Care Benefits | United States | Cash
Defined Benefit Plan Disclosure
Total investments at fair value	13.2	7.1
U.S. Pension and Postretirement Health Care Benefits | United States | Cash | Level 1
Defined Benefit Plan Disclosure
Total investments at fair value	13.2	7.1
U.S. Pension and Postretirement Health Care Benefits | United States | Large cap equity
Defined Benefit Plan Disclosure
Total investments at fair value	785.9	683.5
U.S. Pension and Postretirement Health Care Benefits | United States | Large cap equity | Level 1
Defined Benefit Plan Disclosure
Total investments at fair value	785.9	683.5
U.S. Pension and Postretirement Health Care Benefits | United States | Small cap equity
Defined Benefit Plan Disclosure
Total investments at fair value	201.7	168.6
U.S. Pension and Postretirement Health Care Benefits | United States | Small cap equity | Level 1
Defined Benefit Plan Disclosure
Total investments at fair value	201.7	168.6
U.S. Pension and Postretirement Health Care Benefits | United States | International equity
Defined Benefit Plan Disclosure
Total investments at fair value	350.4	285.0
Investments measured at NAV	387.9	337.6
U.S. Pension and Postretirement Health Care Benefits | United States | International equity | Level 1
Defined Benefit Plan Disclosure
Total investments at fair value	350.4	285.0
U.S. Pension and Postretirement Health Care Benefits | United States | Core fixed income
Defined Benefit Plan Disclosure
Total investments at fair value	410.0	358.3
U.S. Pension and Postretirement Health Care Benefits | United States | Core fixed income | Level 1
Defined Benefit Plan Disclosure
Total investments at fair value	410.0	358.3
U.S. Pension and Postretirement Health Care Benefits | United States | High-yield bonds
Defined Benefit Plan Disclosure
Total investments at fair value	107.9	107.6
U.S. Pension and Postretirement Health Care Benefits | United States | High-yield bonds | Level 1
Defined Benefit Plan Disclosure
Total investments at fair value	107.9	107.6
U.S. Pension and Postretirement Health Care Benefits | United States | Emerging markets
Defined Benefit Plan Disclosure
Total investments at fair value	41.7	39.4
U.S. Pension and Postretirement Health Care Benefits | United States | Emerging markets | Level 1
Defined Benefit Plan Disclosure
Total investments at fair value	41.7	39.4
U.S. Pension and Postretirement Health Care Benefits | United States | Insurance contracts
Defined Benefit Plan Disclosure
Total investments at fair value	0.3	0.3
U.S. Pension and Postretirement Health Care Benefits | United States | Insurance contracts | Level 2
Defined Benefit Plan Disclosure
Total investments at fair value	$ 0.3	$ 0.3